CAMINO ROJO PROJECT LOAN - Long term debt (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Beginning		$ 136,060
Accretion during the period, capitalized	$ 0
Loss on early settlement of project loan		13,219
Ending		100,795	$ 136,060
Camino Rojo project loan
Disclosure of detailed information about borrowings [line items]
Beginning		113,260	60,696
Advances during the year			49,835
Accretion during the period, capitalized		3,612	12,430
Accretion during the period, expensed		1,130
Cash interest paid		3,633	9,613
Foreign exchange		88	(88)
Principal repayment including early repayment premium		127,500
Loss on early settlement of project loan		13,219
Ending			113,260
Camino Rojo project loan | Loan advances
Disclosure of detailed information about borrowings [line items]
Beginning		125,000	75,000
Advances during the year			50,000
Principal repayment including early repayment premium		127,500
Loss on early settlement of project loan		2,500
Ending			125,000
Camino Rojo project loan | Interest and Accretion
Disclosure of detailed information about borrowings [line items]
Accretion during the period, capitalized		2,764	9,613
Accretion during the period, expensed		869
Cash interest paid		3,633	9,613
Camino Rojo project loan | Transaction cost
Disclosure of detailed information about borrowings [line items]
Transaction costs, bgn		(11,740)	(14,304)
Advances during the year			165
Accretion during the period, capitalized		848	2,817
Accretion during the period, expensed		261
Foreign exchange		88	(88)
Loss on early settlement of project loan		$ 10,719
Transaction costs, end			$ (11,740)